MARKETABLE SECURITIES (Schedule of Marketable Securities Calssified as Available-for-sale Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortized cost	$ 33,021	$ 22,742
Gross unrealized gains
Gross unrealized losses	(291)
Fair value	32,730	22,742
Certificates of Deposit [Member]
Amortized cost	11,075	22,742
Gross unrealized gains
Gross unrealized losses	(62)
Fair value	11,013	$ 22,742
Corporate Bonds [Member]
Amortized cost	21,946
Gross unrealized gains
Gross unrealized losses	(229)
Fair value	21,717
Corporate Bonds Maturing Within One Year [Member]
Amortized cost	2,113
Gross unrealized gains
Gross unrealized losses	(10)
Fair value	2,103
Corporate Bonds Maturing Within Between One To Five Years [Member]
Amortized cost	19,833
Gross unrealized gains
Gross unrealized losses	(219)
Fair value	$ 19,614